Lease liability (Details Narrative)	6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lease payments	$ 61,504		$ 59,096	$ 97,138	$ 13,504	$ 123,098	$ 120,690
Lease additional payments					$ 12,505
CAD [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lease payments		$ 13,504
Lease additional payments		$ 12,505